NOTE 26 - Operating Segments	12 Months Ended
Dec. 31, 2025
Notes
NOTE 26 - Operating Segments:

NOTE 26 - Operating Segments:

Effective January 1, 2024, the Company has two operating segments or business units: the Products business unit and the CDMO Services business unit. In identifying these operating segments, management generally follows the Company service lines representing its main products and services.

The Company's chief operating decision maker reviews the Company's internal reports for performance evaluation and resource allocations. The Company's management determined the operating segments based on these reports. The chief operating decision maker examines the performance of the operating segments based on the measurement of operating profit. No information was presented on the assets and liabilities of the segments because these items are not analyzed by the main operational decision maker in segmentation.

The Company's chief operating decision maker is the chief executive officer.

Segment description

1.The Products Business Unit - Nutraceuticals: Research, development, manufacturing, marketing and sales of science-based health and wellness nutraceutical solutions which are manufactured and sold as dietary supplements, functional food and beverages (capsules, powders, chews and other delivery mechanisms such as coffee, teas and powder electrolyte beverages).

2.The CDMO Services Business Unit - comprising a Contract Development and Manufacturing Operation (“CDMO”) that offers customers from the pharmaceuticals, cosmeceuticals, nutraceuticals and nutrition industries the development and future manufacturing of specific plant-based active molecules, via an end-to-end service agreement.

Segment information

	For the year ended December 31, 2025
	Products	CDMO Services	Total
Revenues	32,630	1,878	34,508
Cost of revenues	13,451	581	14,032
Segment loss	5,333	242	5,575
Finance expense, net			5,484
Tax expenses			76
Net loss and comprehensive loss			11,135

	For the year ended December 31, 2024
	Products	CDMO Services	Total
Revenues	24,906	282	25,188
Cost of revenues	11,061	185	11,246
Segment loss	5,797	1,192	6,989
Finance expense, net			5,916
Tax expenses			8
Net loss and comprehensive loss			12,913

Entity wide disclosures

	For the year ended December 31,
External revenue by location	2025	2024
Israel	3,922	2,177
North America	30,586	23,011
	34,508	25,188

Additional information about revenue

There is no single customer from which revenue amounts to 10% or more of total revenue reported in the financial statements for the year ended December 31, 2025, and 2024.